Investment Portfolio	as of July 31, 2021 (Unaudited)
DWS ESG Global Bond Fund
		Principal Amount ($) (a)	Value ($)

Bonds 94.3%
Australia 2.5%
Commonwealth Bank of Australia, 144A, 2.688%, 3/11/2031		205,000	208,142
Government of Australia, REG S, 2.25%, 5/21/2028	AUD	1,275,000	1,023,828
Optus Finance Pty Ltd., REG S, 1.0%, 6/20/2029	EUR	325,000	405,513
(Cost $1,494,784)			1,637,483
Bermuda 0.3%
Bermuda Government International Bond, 144A, 2.375%, 8/20/2030 (Cost $208,760)		209,000	209,522
Brazil 0.3%
Brazilian Government International Bond, 3.875%, 6/12/2030 (Cost $206,842)		200,000	201,944
British Virgin Islands 0.6%
TSMC Global Ltd., 144A, 2.25%, 4/23/2031 (Cost $399,324)		400,000	406,267
Canada 6.2%
Bank of Montreal, 2.9%, 3/26/2022		460,000	468,267
Canadian Government Bond:
0.5%, 9/1/2025	CAD	2,500,000	1,984,350
1.25%, 6/1/2030	CAD	500,000	404,208
Canadian Imperial Bank of Commerce, 0.95%, 10/23/2025		70,000	70,138
Ford Credit Canada Co., 4.46%, 11/13/2024	CAD	300,000	253,913
Open Text Corp., 144A, 3.875%, 2/15/2028		250,000	258,125
Royal Bank of Canada, 2.8%, 4/29/2022		600,000	611,552
(Cost $3,893,031)			4,050,553
Chile 0.9%
Banco del Estado de Chile, 144A, 2.704%, 1/9/2025		200,000	208,502
Chile Government International Bond, 2.55%, 1/27/2032		350,000	358,610
(Cost $553,552)			567,112
France 3.5%
BNP Paribas SA, 144A, 4.625%, Perpetual (b)		200,000	207,960
BPCE SA, 144A, 4.625%, 9/12/2028		250,000	294,025
Dassault Systemes SE, REG S, 0.375%, 9/16/2029	EUR	300,000	367,396
Government of France, REG S, 144A, 1.5%, 5/25/2050	EUR	850,000	1,237,399
Societe Generale SA, 144A, 2.625%, 1/22/2025		200,000	209,619
(Cost $2,137,502)			2,316,399
Germany 5.0%
Bundesrepublik Deutschland Bundesanleihe:
REG S, 0.25%, 2/15/2029	EUR	550,000	697,444
REG S, 1.25%, 8/15/2048	EUR	760,000	1,210,332
Kreditanstalt Fuer Wiederaufbau, 0.625%, 1/22/2026		1,000,000	998,259
Merck Financial Services GmbH, REG S, 0.875%, 7/5/2031	EUR	300,000	380,168
(Cost $3,189,771)			3,286,203

India 0.3%
REC Ltd., 144A, 4.75%, 5/19/2023 (Cost $199,392)		200,000	210,454
Indonesia 0.4%
Perusahaan Penerbit SBSN Indonesia III, 144A, 3.4%, 3/29/2022 (Cost $285,000)		285,000	289,651
Italy 4.9%
Intesa Sanpaolo SpA:
144A, 4.198%, 6/1/2032		400,000	411,634
144A, 4.95%, 6/1/2042		300,000	311,949
Italy Buoni Poliennali Del Tesoro:
REG S, 0.5%, 2/1/2026	EUR	250,000	304,332
REG S, 0.9%, 4/1/2031	EUR	400,000	489,296
REG S, 144A, 1.85%, 7/1/2025	EUR	350,000	447,717
Republic of Italy:
1.25%, 2/17/2026		350,000	348,609
2.375%, 10/17/2024		435,000	453,753
2.875%, 10/17/2029		435,000	461,606
(Cost $3,144,807)			3,228,896
Japan 4.9%
Japan Government Ten Year Bond, 0.1%, 6/20/2030	JPY	35,000,000	322,936
Japan Government Thirty Year Bond, 0.4%, 6/20/2049	JPY	122,000,000	1,057,203
Japan Government Twenty Year Bond, 0.4%, 6/20/2040	JPY	100,000,000	917,023
Mizuho Financial Group, Inc., 1.234%, 5/22/2027		215,000	213,798
Nomura Holdings, Inc., 2.608%, 7/14/2031		200,000	203,075
Sumitomo Mitsui Financial Group, Inc., 0.948%, 1/12/2026		295,000	293,619
Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/2030		200,000	201,289
(Cost $3,388,876)			3,208,943
Korea 0.3%
SK Hynix, Inc., 144A, 1.5%, 1/19/2026 (Cost $207,711)		208,000	206,576
Luxembourg 0.5%
DH Europe Finance II Sarl:
0.75%, 9/18/2031	EUR	180,000	220,384
3.4%, 11/15/2049		90,000	100,993
(Cost $289,357)			321,377
Mexico 0.3%
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025 (Cost $199,175)		201,000	202,708
Netherlands 2.1%
ING Groep NV, 3-month USD-LIBOR + 1.0%, 1.146% (c), 10/2/2023		400,000	406,642
NXP BV, 144A, 2.5%, 5/11/2031		300,000	311,017
Siemens Financieringsmaatschappij NV, 144A, 2.875%, 3/11/2041		250,000	262,893
Telefonica Europe BV, REG S, 3.875%, Perpetual (b)	EUR	300,000	387,040
(Cost $1,299,504)			1,367,592
New Zealand 0.5%
Bank of New Zealand, 144A, 3.5%, 2/20/2024 (Cost $299,100)		300,000	322,087
Norway 0.4%
Norsk Hydro ASA, REG S, 2.0%, 4/11/2029 (Cost $236,576)	EUR	200,000	263,001

Portugal 0.8%
Republic of Portugal, 144A, 5.125%, 10/15/2024 (Cost $474,078)		460,000	523,657
Spain 2.7%
Banco Santander SA, 2.706%, 6/27/2024		200,000	210,886
Spain Government Bond:
REG S, 144A, 0.6%, 10/31/2029	EUR	1,000,000	1,243,249
REG S, 144A, 1.25%, 10/31/2030	EUR	250,000	327,123
(Cost $1,670,538)			1,781,258
Sweden 0.9%
Fastighets AB Balder, REG S, 1.875%, 1/23/2026 (Cost $585,685)	EUR	500,000	630,454
Switzerland 0.9%
UBS Group AG:
144A, 3.491%, 5/23/2023		400,000	409,848
144A, 4.375%, Perpetual (b)		200,000	206,000
(Cost $602,800)			615,848
United Arab Emirates 0.8%
DP World Ltd., 144A, 2.375%, 9/25/2026 (Cost $462,508)	EUR	400,000	507,381
United Kingdom 9.5%
Bank of England Euro Note, 144A, 0.5%, 4/28/2023		620,000	623,100
Barclays PLC, 2.852%, 5/7/2026		200,000	212,183
HSBC Holdings PLC:
2.804%, 5/24/2032		200,000	207,441
4.0%, Perpetual (b)		200,000	201,750
4.6%, Perpetual (b)		300,000	308,100
LSEGA Financing PLC, 144A, 2.5%, 4/6/2031		200,000	207,999
Natwest Group PLC, 4.6%, Perpetual (b)		300,000	307,125
Standard Chartered PLC:
144A, 1.214%, 3/23/2025		200,000	201,065
144A, 4.247%, 1/20/2023		300,000	305,272
144A, 4.75%, Perpetual (b)		200,000	205,000
United Kingdom Gilt:
REG S, 0.375%, 10/22/2030	GBP	500,000	681,378
REG S, 0.875%, 10/22/2029	GBP	1,870,000	2,674,421
Vodafone Group PLC, 5.125%, 6/4/2081		90,000	92,390
(Cost $5,825,923)			6,227,224
United States 44.8%
7-Eleven, Inc.:
144A, 0.95%, 2/10/2026		34,000	33,665
144A, 1.3%, 2/10/2028		43,000	42,010
144A, 1.8%, 2/10/2031		164,000	160,024
AbbVie, Inc.:
3.2%, 11/21/2029		70,000	76,849
4.25%, 11/21/2049		50,000	61,167
4.45%, 5/14/2046		120,000	148,277
Agilent Technologies, Inc., 2.1%, 6/4/2030		60,000	60,454
American Express Co., 3.55%, Perpetual (b) (d)		550,000	552,750
American Express Credit Account Master Trust, “A”, Series 2019-3, 2.0%, 4/15/2025		700,000	714,248
American Tower Corp.:
(REIT), 2.1%, 6/15/2030		120,000	120,075
(REIT), 2.95%, 1/15/2051		45,000	44,278

Amgen, Inc., 3.375%, 2/21/2050	60,000	65,390
Anthem, Inc.:
2.25%, 5/15/2030	100,000	102,740
2.875%, 9/15/2029	50,000	53,892
Apple, Inc., 2.375%, 2/8/2041	135,000	132,977
Astrazeneca Finance LLC:
1.75%, 5/28/2028	80,000	81,411
2.25%, 5/28/2031	20,000	20,768
AT&T, Inc.:
1.65%, 2/1/2028	50,000	50,049
2.25%, 2/1/2032	95,000	94,715
144A, 2.55%, 12/1/2033	111,000	111,981
2.75%, 6/1/2031 (e)	135,000	142,097
3.65%, 6/1/2051	100,000	105,982
Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM, 144A, 1-month USD-LIBOR + 1.43%, 1.523% (c), 6/15/2035	500,000	499,834
BAMLL Commercial Mortgage Securities Trust, “C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 1.443% (c), 9/15/2034	333,000	332,892
Bank of America Corp.:
1.922%, 10/24/2031	205,000	202,010
2.676%, 6/19/2041	60,000	59,222
4.3%, Perpetual (b)	224,000	230,989
Barclays Dryrock Issuance Trust, “A”, Series 2019-1, 1.96%, 5/15/2025	430,000	437,209
Berry Global, Inc., 144A, 1.65%, 1/15/2027	350,000	350,357
Boston Properties LP, (REIT), 2.55%, 4/1/2032	75,000	77,223
Broadcom, Inc.:
144A, 1.95%, 2/15/2028	70,000	70,585
144A, 2.6%, 2/15/2033	160,000	159,254
4.11%, 9/15/2028	159,000	179,435
5.0%, 4/15/2030	85,000	101,478
BX Commercial Mortgage Trust, “C”, Series 2018-IND, 144A, 1-month USD-LIBOR + 1.1%, 1.193% (c), 11/15/2035	165,789	166,049
Capital One Financial Corp.:
2.359%, 7/29/2032	260,000	262,391
3.95%, Perpetual (b)	510,000	525,300
Centene Corp.:
2.45%, 7/15/2028	80,000	81,100
2.625%, 8/1/2031 (d)	180,000	181,350
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	200,000	205,250
Cigna Corp.:
2.375%, 3/15/2031	100,000	103,434
3.4%, 3/15/2051	100,000	107,869
Citigroup, Inc.:
2.561%, 5/1/2032	90,000	93,072
4.0%, Perpetual (b)	350,000	361,655
Consolidated Edison Co. of New York, Inc., 2.4%, 6/15/2031	70,000	72,411
Crown Castle International Corp., (REIT), 2.9%, 4/1/2041	100,000	98,707
CSX Corp., 4.5%, 3/15/2049	29,000	37,098
Cummins, Inc., 2.6%, 9/1/2050	50,000	49,212
CVS Health Corp.:
1.75%, 8/21/2030	160,000	156,688
2.7%, 8/21/2040	35,000	34,873
4.25%, 4/1/2050	20,000	24,533
5.05%, 3/25/2048	65,000	86,602
DaVita, Inc., 144A, 4.625%, 6/1/2030	225,000	232,594
Dell International LLC:
4.9%, 10/1/2026	261,000	304,219
8.35%, 7/15/2046	80,000	130,956

Eli Lilly & Co.:
0.625%, 11/1/2031	EUR	100,000	123,813
1.7%, 11/1/2049	EUR	150,000	212,872
Equinix, Inc.:
(REIT), 2.15%, 7/15/2030		34,000	34,202
(REIT), 2.625%, 11/18/2024		103,000	108,567
(REIT), 3.2%, 11/18/2029		92,000	100,167
ERP Operating LP, (REIT), 4.15%, 12/1/2028		230,000	267,967
Fannie Mae Connecticut Avenue Securities, “1M2”, Series 2018-C05, 1-month USD-LIBOR + 2.35%, 2.439% (c), 1/25/2031		386,587	391,133
Fannie Mae-Aces, “A1”, Series 2021-M1S, 0.833%, 12/25/2030		296,098	293,603
FedEx Corp.:
2.4%, 5/15/2031		120,000	124,205
4.05%, 2/15/2048		145,000	168,885
Ford Motor Credit Co. LLC, 3.37%, 11/17/2023		450,000	466,312
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2”, Series 2017-DNA3, 1-month USD-LIBOR + 2.5%, 2.589% (c), 3/25/2030		500,000	510,743
Fresenius Medical Care U.S. Finance III, Inc., 144A, 2.375%, 2/16/2031		150,000	149,111
Gilead Sciences, Inc.:
1.65%, 10/1/2030		50,000	49,254
2.8%, 10/1/2050		60,000	59,346
Government National Mortgage Association:
3.0%, 11/20/2044		937,886	994,634
“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044		57,931	2,206
“IN”, Series 2009-69, Interest Only, 5.5%, 8/20/2039		86,790	19,053
“IJ”, Series 2009-75, Interest Only, 6.0%, 8/16/2039		64,666	8,933
7.0%, with various maturities from 1/15/2029 until 2/15/2029		9,386	10,034
HCA, Inc., 5.625%, 9/1/2028		150,000	180,375
Hewlett Packard Enterprise Co., 4.45%, 10/2/2023		100,000	107,955
Hilton Domestic Operating Co., Inc.:
144A, 3.625%, 2/15/2032		325,000	324,187
144A, 4.0%, 5/1/2031		165,000	168,882
Home Depot, Inc.:
3.35%, 4/15/2050		25,000	28,239
4.5%, 12/6/2048		50,000	66,816
Humana, Inc., 2.15%, 2/3/2032 (d)		100,000	100,439
International Business Machines Corp., 3.5%, 5/15/2029		250,000	281,107
InTown Hotel Portfolio Trust, “C”, Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.5%, 1.594% (c), 1/15/2033		230,000	230,513
JPMorgan Chase & Co.:
2.739%, 10/15/2030		100,000	105,676
2.956%, 5/13/2031		60,000	63,900
3.782%, 2/1/2028		150,000	167,378
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2021-2NU, 144A, 1.974%, 1/5/2040		220,000	223,694
Keurig Dr Pepper, Inc.:
3.2%, 5/1/2030		25,000	27,532
3.8%, 5/1/2050		30,000	34,289
KLA Corp., 3.3%, 3/1/2050		31,000	33,611
Lam Research Corp., 4.0%, 3/15/2029		56,000	65,538
Lowe's Companies, Inc., 3.0%, 10/15/2050		55,000	55,561
Merck & Co., Inc., 2.45%, 6/24/2050		155,000	150,367
Microchip Technology, Inc., 2.67%, 9/1/2023		60,000	62,323
Microsoft Corp., 2.921%, 3/17/2052		64,000	68,963
Morgan Stanley:
1.794%, 2/13/2032		60,000	58,332
1.928%, 4/28/2032		40,000	39,273
3.217%, 4/22/2042		30,000	32,263
4.431%, 1/23/2030		140,000	164,515

MSCI, Inc., 144A, 3.625%, 9/1/2030	170,000	178,713
Nestle Holdings, Inc., 144A, 4.0%, 9/24/2048	150,000	187,668
Nielsen Finance LLC, 144A, 4.5%, 7/15/2029	80,000	80,600
NortonLifeLock, Inc., 3.95%, 6/15/2022	275,000	279,297
NVIDIA Corp.:
3.5%, 4/1/2040	14,000	16,044
3.5%, 4/1/2050	22,000	25,401
Oracle Corp.:
2.875%, 3/25/2031	90,000	95,226
3.6%, 4/1/2050	25,000	26,106
3.65%, 3/25/2041	70,000	75,943
4.0%, 11/15/2047	45,000	50,049
PayPal Holdings, Inc., 2.85%, 10/1/2029	150,000	163,302
PepsiCo, Inc., 3.5%, 3/19/2040	30,000	34,722
Prudential Financial, Inc., 4.35%, 2/25/2050	50,000	63,653
Royal Caribbean Cruises Ltd.:
144A, 4.25%, 7/1/2026	40,000	39,044
144A, 5.5%, 4/1/2028	45,000	45,887
Salesforce.com, Inc., 2.9%, 7/15/2051	200,000	205,120
Santander Holdings U.S.A., Inc., 3.244%, 10/5/2026	205,000	220,569
Starbucks Corp., 4.5%, 11/15/2048	100,000	127,987
Stryker Corp., 2.9%, 6/15/2050	70,000	72,250
The Charles Schwab Corp., Series I, 4.0%, Perpetual (b)	325,000	339,219
The Goldman Sachs Group, Inc.:
1.431%, 3/9/2027	140,000	140,677
1.992%, 1/27/2032	45,000	44,328
2.383%, 7/21/2032	140,000	142,442
3.8%, Perpetual (b)	335,000	341,700
T-Mobile U.S.A., Inc., 4.375%, 4/15/2040	60,000	71,074
Twilio, Inc., 3.625%, 3/15/2029	220,000	225,232
U.S. Treasury Bills, 0.125% (f), 8/12/2021 (g)	1,355,000	1,354,987
U.S. Treasury Notes:
0.25%, 11/15/2023	1,700,000	1,700,930
0.25%, 9/30/2025	3,500,000	3,452,695
0.375%, 12/31/2025	1,000,000	989,531
0.5%, 8/31/2027	1,065,000	1,041,412
0.625%, 11/30/2027	200,000	196,430
UnitedHealth Group, Inc.:
2.9%, 5/15/2050	50,000	51,970
3.25%, 5/15/2051	100,000	110,321
Verizon Communications, Inc.:
2.1%, 3/22/2028	55,000	56,548
2.55%, 3/21/2031	70,000	72,779
2.65%, 11/20/2040	55,000	53,847
3.0%, 11/20/2060	70,000	67,727
3.15%, 3/22/2030	200,000	217,910
3.7%, 3/22/2061	100,000	110,468
VMware, Inc., 1.4%, 8/15/2026 (d)	100,000	100,343
Walt Disney Co., 2.65%, 1/13/2031	60,000	63,927
WEA Finance LLC, (REIT), 144A, 3.75%, 9/17/2024	325,000	348,658
Welltower, Inc.:
(REIT), 2.75%, 1/15/2031	40,000	42,050
(REIT), 2.8%, 6/1/2031	105,000	110,991
(REIT), 3.1%, 1/15/2030	80,000	86,280
(Cost $28,720,466)		29,450,475
Total Bonds (Cost $59,975,062)		62,033,065

	Shares	Value ($)

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (h) (i) (Cost $143,640)	143,640	143,640

Cash Equivalents 4.7%
DWS Central Cash Management Government Fund, 0.03% (h) (Cost $3,054,775)	3,054,775	3,054,775

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $63,173,477)	99.2	65,231,480
Other Assets and Liabilities, Net	0.8	533,867
Net Assets	100.0	65,765,347
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2021 are as follows:
Value ($) at 10/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2021	Value ($) at 7/31/2021
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (h) (i)
637,890	—	494,250 (j)	—	—	411	—	143,640	143,640
Cash Equivalents 4.7%
DWS Central Cash Management Government Fund, 0.03% (h)
1,828,859	16,968,599	15,742,683	—	—	465	—	3,054,775	3,054,775
2,466,749	16,968,599	16,236,933	—	—	876	—	3,198,415	3,198,415
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Perpetual, callable security with no stated maturity date.
(c)	Variable or floating rate security. These securities are shown at their current rate as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(d)	When-issued, delayed delivery or forward commitment securities included.
(e)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2021 amounted to $139,996, which is 0.2% of net assets.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At July 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At July 31, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Japanese Government Bond	JPY	9/13/2021	2	2,761,773	2,776,537	14,764
2 Year U.S. Treasury Note	USD	9/30/2021	14	3,089,550	3,089,188	(362)
3 Year U.S. Treasury Note	USD	9/30/2021	17	3,944,531	3,947,453	2,922
Ultra Long U.S. Treasury Bond	USD	9/21/2021	8	1,540,614	1,596,250	55,636
Total net unrealized appreciation						72,960
At July 31, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/21/2021	24	3,161,563	3,226,875	(65,312)
Ultra 10 Year U.S. Treasury Note	USD	9/21/2021	2	290,635	300,500	(9,865)
Total unrealized depreciation						(75,177)
At July 31, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	8,600,000	USD	10,382,088	8/05/2021	179,359	Citigroup, Inc.
AUD	1,000,000	USD	773,744	8/05/2021	39,872	Bank of America, N.A.
GBP	2,500,000	USD	3,478,100	8/10/2021	3,021	State Street Bank and Trust
JPY	275,000,000	USD	2,516,581	9/01/2021	9,265	State Street Bank and Trust
Total unrealized appreciation					231,517
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
CAD	3,400,000	USD	2,683,970	10/22/2021	(41,102)	Bank of America, N.A.

Currency Abbreviation(s)

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Bonds (a)	$—	$62,033,065	$—	$62,033,065
Short-Term Investments (a)	3,198,415	—	—	3,198,415
Derivatives (b)
Futures Contracts	73,322	—	—	73,322
Forward Foreign Currency Contracts	—	231,517	—	231,517
Total	$3,271,737	$62,264,582	$—	$65,536,319
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(75,539)	$—	$—	$(75,539)
Forward Foreign Currency Contracts	—	(41,102)	—	(41,102)
Total	$(75,539)	$(41,102)	$—	$(116,641)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Interest Rate Contracts	$ —	$ (2,217)
Foreign Exchange Contracts	$ 190,415	$ —

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEGBF-PH3
R-080548-1 (1/23)